First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.7%
	Alabama — 6.5%
$1,500,000	Baldwin Cnty AL Indl Dev Auth Sol Wst Disp Rev Var Novelis Corp Proj, Ser A, AMT (Mandatory put 03/01/33) (a)	4.30%	03/01/56	$1,471,192
1,250,000	Baldwin Cnty AL Indl Dev Auth Sol Wst Disp Rev Var Novelis Corp Proj, Ser B, AMT (Mandatory put 06/01/32) (a)	4.63%	06/01/55	1,260,383
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,039,908
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	492,352
750,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Gas Proj, Ser E	5.00%	07/01/31	788,526
3,240,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Gas Proj, Ser F	5.00%	12/01/31	3,440,432
550,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser B	5.00%	12/01/30	581,037
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,200,197
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	1,048,027
745,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser D	5.00%	11/01/31	790,711
3,385,000	Black Belt Energy Gas Dist AL Gas Sply Rev Ref, Ser D1 (Mandatory put 06/01/27)	4.00%	07/01/52	3,420,591
1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	1,074,917
1,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B (Mandatory put 06/01/32)	5.25%	07/01/54	1,068,160
100,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	98,725
2,500,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/15/29)	2.75%	07/15/34	2,478,086
2,315,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,342,301
2,095,000	SE Energy Auth AL Cmdy Sply Rev Proj #2, Ser B	4.00%	06/01/30	2,111,761
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No 3, Ser A-1	5.00%	12/01/26	504,918
2,210,000	SE Energy Auth AL Cooperative Dist Gas Sply Rev, Ser F	5.25%	11/01/30	2,355,034
6,000,000	SE Energy Auth AL Cooperative, Ser C (Mandatory put 11/01/32)	5.00%	10/01/55	6,372,370
750,000	SE Energy Auth AL Cooperative, Ser E	5.00%	10/01/29	792,027
1,205,000	SE Energy Auth AL Cooperative, Ser H	5.00%	05/01/32	1,266,120
480,000	SE Energy Auth AL Cooperative, Ser H	5.00%	05/01/33	507,726
2,120,000	Selma AL Indl Dev Brd Rev Var Intl Paper Co Proj Ref Remk, Ser A (Mandatory put 10/01/31)	3.45%	11/01/33	2,114,019
				38,619,520
	Arizona — 1.2%
1,340,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,424,177
1,025,000	AZ St Indl Dev Auth Edu Rev Academies of Math & Science Projs, Ser B (a)	5.00%	07/01/29	1,029,864
695,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	3.55%	07/15/29	682,712
740,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.00%	07/15/28	741,259
50,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	50,045
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	229,883
430,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/31	427,493
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	4.00%	11/01/27	500,243

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	$1,265,561
100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	99,918
1,000,000	Tempe AZ Indl Dev Auth Rev Temps 50 Friendship Vlg of Tempe Proj, Ser B-2	3.50%	12/01/30	994,174
				7,445,329
	Arkansas — 0.8%
2,500,000	AR Dev Fin Auth Envrnmntl Rev Var United States Steel Corp Proj, Ser A, AMT (Mandatory put 03/01/33) (a)	4.00%	09/01/46	2,495,967
2,000,000	AR St Dev Fin Auth Res Recovery Rev Var Weyerhaeuser Co Proj, AMT (Mandatory put 10/15/32)	3.88%	10/15/65	2,001,309
475,000	Fayetteville AR Pub Facs Brd Retmnt Facs Rev Butterfield Trail Vlg Proj	5.00%	12/01/36	513,649
				5,010,925
	California — 4.9%
350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	354,519
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,019,801
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,043,774
910,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser E (Mandatory put 09/01/32)	5.00%	02/01/55	965,662
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,250,351
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/26)	3.25%	07/01/51	999,646
1,200,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj, Ser A, AMT (Mandatory put 06/15/26)	2.80%	03/01/56	1,199,208
2,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Remk, Ser A, AMT (Mandatory put 10/02/28)	3.45%	10/01/41	2,515,175
3,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	3,018,532
750,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 08/17/26) (a)	2.88%	07/01/43	748,844
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Wst Mgmt Proj Remk, Ser A, AMT (Mandatory put 07/02/29)	4.25%	07/01/31	2,023,582
235,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	235,665
500,000	Centrl Vly CA Energy Auth Cmdy Sply Rev	5.00%	08/01/30	526,169
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	100,246
475,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/30	503,915
260,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/32	279,607
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	776,347
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/31	772,466
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/35	3,142,415
1,000,000	Los Angeles CA Trans	5.00%	06/25/26	1,003,480
500,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/30	527,142
525,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/31	557,909
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/26	85,167

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.00%	07/01/31	$2,186,870
445,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sub Rev, Ser B, AMT	5.00%	07/01/35	452,769
80,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	80,160
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	100,239
2,000,000	Univ of CA CA Revs Prerefunded Ltd Proj, Ser K	4.00%	05/15/46	2,001,195
				29,470,855
	Colorado — 2.7%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	500,399
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	404,119
460,000	CO St Hlth Facs Auth Rev Ref Christian Living Cmntys Obligated Grp (b)	5.00%	01/01/31	495,369
565,000	CO St Hlth Facs Auth Rev Ref Christian Living Cmntys Obligated Grp (b)	5.00%	01/01/32	614,289
1,035,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/31	1,092,588
505,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/29	531,668
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,017,539
395,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/30	416,912
1,000,000	CO St Hlth Facs Auth Rev Var Advent Hlth Obligated Grp, Ser A (Mandatory put 11/15/30)	5.00%	11/15/60	1,079,514
1,500,000	CO St Hlth Facs Auth Rev Var Intermountain Hlthcare, Ser E (c)	3.25%	05/15/62	1,500,000
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,104,574
1,250,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/29	1,312,282
1,290,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/31	1,350,017
760,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	793,964
1,215,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	1,262,586
500,000	Sand Creek CO Met Dist Ref Ltd Tax, Ser A	4.00%	12/01/31	500,012
1,055,000	Traditions CO Met Dist #2 Ref, BAM	5.00%	12/01/32	1,065,615
				16,041,447
	Connecticut — 1.1%
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	230,317
135,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	134,822
1,365,000	CT St Hsg Fin Auth Ref St Supported Spl Oblig, Ser 21, AMT	4.00%	06/15/30	1,365,886
525,000	CT St Ref, Ser B	5.00%	12/01/28	557,308
2,000,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/30	2,014,957
2,000,000	Stamford CT Hsg Auth Mozaic Concierge Living Proj, Ser D	4.25%	10/01/30	2,019,408
				6,322,698
	Delaware — 0.4%
2,350,000	DE St Econ Dev Auth Rev Ref Delmarva Pwr & Light Co Proj Remk, Ser A	3.60%	01/01/31	2,419,506
	District of Columbia — 1.5%
1,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/28	1,048,660
1,295,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,354,007

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$1,305,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/31	$1,424,392
2,250,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/31	2,455,847
515,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/31	537,612
2,145,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/35	2,304,524
				9,125,042
	Florida — 11.3%
985,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 3 Master Impt Proj	2.75%	05/01/31	925,847
100,000	Avelar Creek FL CDD Spl Assmnt Ref Spl Assmnt, Ser 2016	3.63%	05/01/31	97,700
950,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	967,086
130,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	130,000
110,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	110,233
160,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	160,000
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	613,174
105,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	105,919
1,415,000	Brightshore CDD FL Capital Impt Rev	4.00%	05/01/32	1,380,360
1,285,000	Broward Cnty FL Port Facs Rev Sr Bond, Ser B, AMT	5.00%	09/01/28	1,333,689
600,000	Buckhead Trails II CDD FL Spl Assmnt Proj, Ser 2026	4.13%	05/01/33	592,842
2,000,000	Capital Trust Auth FL Hlth Care Facs Rev Ref UF Hlth Projs, Ser A, AG	5.00%	12/01/32	2,207,986
95,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	94,561
235,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	234,766
930,000	Cypress Preserve Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area 2	3.75%	11/01/31	906,294
360,000	Cypress Reserve CDD FL Capital Impt Rev (a)	4.00%	05/01/30	354,767
110,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	110,000
415,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	411,404
350,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	3.00%	05/01/31	333,817
355,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Co Proj Remk, Ser B (Mandatory put 10/01/31)	3.45%	11/01/33	353,998
2,500,000	FL Dev Fin Corp Hlthcare Facs Rev Var Tampa General Hosp Proj, Ser B (Mandatory put 10/01/31)	5.00%	08/01/56	2,707,993
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	509,319
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	150,199
750,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj, Ser A, AMT (Mandatory put 09/01/28)	3.40%	09/01/50	753,144
1,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Wst Pro USA Inc Proj Remk, AMT (a)	4.50%	07/01/32	1,001,344
1,250,000	FL St Hsg Fin Corp Mf Mtge Rev Var Maison at Solvita Marketplace, Ser G-2 (Mandatory put 05/01/28)	3.50%	11/01/42	1,260,023
2,000,000	FL St Hsg Fin Corp Mf Mtge Rev Var The Enclave at Canopy Park, Ser I (Mandatory put 01/01/28)	3.30%	07/01/58	2,005,335
1,750,000	FL St Hsg Fin Corp Var The Sailx On Vine, Ser E (Mandatory put 06/01/27)	3.80%	06/01/42	1,750,726
500,000	GIR E CDD FL Capital Impt Rev Assmnt Area One	4.30%	05/01/32	502,485
800,000	Groves at Lake Marion CDD FL Spl Assmnt (a)	4.00%	12/15/33	785,131
450,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT	5.00%	10/01/31	477,519

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$720,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.00%	11/01/30	$723,490
2,200,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.50%	05/01/31	2,147,646
1,250,000	Hillsborough Cnty FL Hsg Fin Auth Mf Rev Var The Loop (Mandatory put 07/01/28)	3.45%	01/01/43	1,251,882
295,000	Hyde Park CDD #1 FL Spl Assmnt, Ser A	4.75%	05/01/31	297,465
350,000	Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth	5.00%	08/15/32	357,603
1,000,000	Kingston One CDD FL Spl Assmnt Assmnt Area One 2025 Proj Area	4.25%	05/01/30	1,007,043
750,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/27	758,956
535,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Del Webb Proj (a)	5.00%	05/01/37	539,420
1,710,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	5.00%	05/01/30	1,799,729
340,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	4.25%	05/01/28	342,283
1,000,000	Lee Cnty FL Arpt Rev Var, Ser A-2, AMT (Mandatory put 10/01/31)	5.00%	10/01/56	1,075,589
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Obligated Grp, Ser B-2 (Temps-65)	4.38%	11/15/29	1,002,910
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Obligated Grp, Ser B-3 (Temps-50)	4.13%	11/15/29	1,001,061
240,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/35	249,742
605,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	4.80%	05/01/31	609,895
190,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	190,000
130,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	4.85%	05/01/31	131,757
2,035,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	2,037,226
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	2,137,828
270,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	270,000
850,000	Nthrn Palm Beach Cnty FL Impt Dist	2.88%	08/01/31	790,825
285,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	3.00%	06/15/30	276,551
1,800,000	Osceola Cnty FL Hsg Fin Auth Mf Hsg Rev Var Crestwood Apartments, Ser B (Mandatory put 09/01/28)	2.65%	09/01/43	1,779,172
3,715,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	3,743,929
370,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.00%	05/01/31	374,637
1,010,000	Pensacola FL Arpt Rev, AMT	5.00%	10/01/31	1,099,254
990,000	Pensacola FL Arpt Rev, AMT	5.00%	10/01/33	1,096,063
45,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	44,683
355,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	359,086
1,000,000	S Kendall FL CDD Spl Assmnt Ref	4.00%	11/01/31	1,000,418
400,000	Saltleaf CDD FL Capital Impt Rev	4.13%	05/01/31	401,760
450,000	Saltleaf CDD FL Capital Impt Rev	4.75%	05/01/31	456,309
840,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	827,218
605,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	613,202
155,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	154,736
160,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	157,630
765,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	3.00%	06/15/32	724,588

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$70,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	$70,000
255,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (a)	3.00%	06/15/31	239,881
545,000	Sugarloaf CDD FL Capital Impt Rev Assmnt Area One	4.00%	12/15/33	533,829
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	450,786
670,000	Sunrise CDD FL Capital Impt Rev (a)	4.25%	05/01/30	667,800
1,650,000	Tern Bay CDD FL Spl Assmnt	3.40%	06/15/32	1,584,486
455,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	455,683
110,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	109,003
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/26	780,000
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/28	825,167
220,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	4.80%	05/01/31	223,091
405,000	V-Dana CDD FL Spl Assmnt Assmnt Area Two 2025 Proj Area	4.45%	05/01/32	409,889
95,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	95,000
1,525,000	Venice FL Temps 50 Vlg on The Isle Proj, Ser B-3 (a)	4.25%	01/01/30	1,525,911
575,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	4.25%	05/01/31	582,078
185,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	185,867
540,000	Vivid Shores Cmnty Dev Dist FL Spl Assmnt 2025 Proj Area	4.00%	05/01/30	539,401
425,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.00%	06/01/30	450,776
1,400,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.50%	05/01/32	1,404,756
720,000	W Vlgs FL Impt Dist Unit of Dev #10 Assmnt Area Two	4.00%	05/01/30	718,938
65,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	65,000
600,000	Woodlands Section 9 CDD FL Spl Assmnt	4.25%	05/01/31	592,551
				67,669,140
	Georgia — 5.2%
2,000,000	Appling Cnty GA Dev Auth Var GA Pwr Co Plt Hatch Proj (c)	3.45%	09/01/41	2,000,000
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,007,126
2,500,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/30	2,697,235
2,500,000	Atlanta GA Urban Rsdl Fin Auth Mf Hsg Rev Var N Block (Mandatory put 02/01/28)	3.40%	02/01/29	2,511,564
2,000,000	Bartow Cnty GA Dev Auth Solid Wst Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (c)	3.53%	11/01/62	2,000,000
250,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	253,754
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 4th Ser (Mandatory put 05/21/26)	3.80%	10/01/32	1,000,265
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	885,432
800,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (c)	3.40%	11/01/52	800,000
1,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory put 03/12/27)	3.38%	11/01/53	1,502,641
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/27	255,147
420,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.50%	06/01/31	429,906
650,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.55%	12/01/31	665,864
3,700,000	Main Street Energy Inc GA Energy Proj Rev, Ser D	5.00%	12/01/33	3,895,478
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,082,304
880,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	891,489

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$510,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	$518,174
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	801,168
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,293,511
1,830,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 04/01/31)	5.00%	04/01/54	1,947,952
100,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	105,547
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E (Mandatory put 12/01/32)	5.00%	05/01/55	2,118,286
500,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M Bonds, Ser A	5.00%	01/01/38	515,157
				31,178,000
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	256,934
360,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/33	366,490
				623,424
	Hawaii — 0.2%
1,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr, Ser A	5.00%	07/01/29	1,003,823
	Illinois — 3.3%
40,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	40,330
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM	5.00%	01/01/27	507,236
2,000,000	Chicago IL Midway Arpt Rev Ref Sr, Ser C, AMT	5.00%	01/01/33	2,176,993
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	526,601
3,000,000	IL St Dev Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 11/02/26)	3.45%	11/01/44	3,000,299
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	228,699
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,031,078
1,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var Island Terrace Remk (Mandatory put 04/01/28)	2.80%	08/01/28	994,617
665,000	IL St Hsg Dev Auth Rev Homeowner Mtge, Subser A-1	3.15%	02/01/28	665,303
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	500,773
285,000	IL St Sales Tax Rev Ref, Subser C	4.00%	06/15/32	285,204
2,000,000	IL St, Ser A	5.00%	12/01/31	2,058,881
250,000	IL St, Ser B	5.00%	05/01/28	260,356
2,365,000	IL St, Ser C	5.00%	11/01/29	2,437,731
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	711,357
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,111,824
1,000,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/35	1,045,701
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,000,806
				19,583,789
	Indiana — 2.8%
1,785,000	IN St Fin Auth Econ Dev Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 06/01/26)	2.90%	05/01/28	1,784,577
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,836,825
1,070,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,077,616

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$730,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/30	$764,859
1,250,000	IN St Fin Auth Hlth Sys Rev Var Ref IN Univ Hlth, Ser D-1 (Mandatory put 10/01/29)	5.00%	10/01/64	1,342,905
25,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	25,035
1,000,000	IN St Fin Auth Rev Greenwood Vlg S Proj Temps 50SM, Ser C-2	3.75%	05/15/32	1,000,818
570,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.00%	03/01/27	577,174
600,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.00%	03/01/28	617,204
2,260,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Indianapolis Arpt Auth Proj, Ser I-2, AMT	5.00%	01/01/31	2,438,325
1,425,000	La Porte IN Multi Sch Bldg Corp 1st Mtge	3.00%	07/15/32	1,386,255
3,070,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	3,075,758
1,065,000	Whiting IN Envrnmntl Facs Rev Var BP Products N America Inc Proj Remk, AMT (Mandatory put 06/10/31)	4.40%	11/01/45	1,112,057
				17,039,408
	Iowa — 0.6%
1,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A	5.00%	09/01/27	1,030,158
2,395,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	2,408,907
				3,439,065
	Kansas — 0.1%
750,000	Univ of KS KS Hosp Auth Hlth Facs Rev Var The Univ KS Hlth Sys, Ser B (Mandatory put 03/01/30)	5.00%	03/01/55	800,912
	Kentucky — 3.4%
1,000,000	Boone Cnty KY Poll Control Rev Ref Duke Energy KY Inc Proj Remk, Ser A	3.70%	08/01/27	1,004,706
1,065,000	KY St Interlocal Sch Transprtn Assn Equipment Lease Re, COPS	4.00%	03/01/29	1,096,334
3,290,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A (Mandatory put 12/01/29)	5.25%	06/01/55	3,481,712
1,060,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/28	1,093,468
280,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/29	291,512
2,575,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B (Mandatory put 08/01/32)	5.00%	01/01/55	2,731,069
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	328,290
2,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (c)	3.45%	10/01/53	2,000,000
1,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (c)	3.80%	08/01/61	1,100,000
1,860,000	Owensboro KY Wtr Rev Ref & Impt	3.50%	09/15/31	1,865,826
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AG	5.00%	10/01/30	1,204,227
2,500,000	Trimble Cnty KY Envrnmntl Facs Rev Ref Louisville Gas Elec Co Proj, Ser A	3.75%	06/01/33	2,502,466
1,580,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,596,305
				20,295,915
	Louisiana — 1.2%
1,200,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/33	1,226,565

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$2,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk (Mandatory put 06/01/30)	3.70%	08/01/41	$2,018,902
4,000,000	Saint John The Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Ser C (Mandatory put 07/03/28)	3.30%	06/01/37	4,026,152
				7,271,619
	Maine — 0.7%
1,530,000	ME St Fin Auth Loan Rev Ref Stdt Loan Rev Bond Class A, Ser 2019A-1, AG, AMT	5.00%	12/01/26	1,545,316
320,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser A	3.45%	11/15/31	322,283
525,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser A	3.55%	11/15/32	530,498
2,000,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser C	3.25%	11/15/30	1,991,785
				4,389,882
	Maryland — 1.6%
435,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.55%	08/01/31	440,239
345,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.60%	02/01/32	352,507
3,000,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-2	3.30%	01/01/29	3,035,472
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,585,370
2,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Ref Medstar Hlth Issue, Ser B (Mandatory put 08/15/33)	5.00%	08/15/56	2,193,851
2,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Univ of MD Med Sys Issue, Ser C-1 (c)	3.45%	07/01/55	2,000,000
				9,607,439
	Massachusetts — 0.8%
500,000	MA St Dev Fin Agy Rev Dana Farber Cancer Institute, Ser N	5.00%	12/01/33	504,965
2,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.00%	07/01/29	2,096,961
1,500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/33	1,546,484
580,000	MA St Dev Fin Agy Rev Ref Partners Hlthcare Sys, Ser Q	5.00%	07/01/31	582,137
				4,730,547
	Michigan — 1.8%
1,000,000	Detroit MI	5.00%	04/01/28	1,031,477
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	436,308
500,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser B	5.00%	07/01/31	501,766
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.00%	07/01/29	429,097
1,155,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/29	1,218,258
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	155,248
1,790,000	MI St Fin Auth Rev Var Trinity Hlth Credit Grp, Ser B (Mandatory put 12/01/28)	5.00%	12/01/43	1,866,842
2,000,000	MI St Strategic Fund Ltd Oblg Rev Var Consumers Energy Co Proj Remk, AMT (Mandatory put 10/01/27)	3.35%	10/01/49	1,995,998
1,000,000	MI St Strategic Fund Ltd Oblg Rev Var DTE Elec Co Exempt Fac Proj, Ser 2023-DT, AMT (Mandatory put 06/03/30)	3.88%	06/01/53	996,262

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,000,000	Wayne Cnty MI Arpt Auth Rev Ref Detroit Met Wayne Cnty Arpt, Ser G, AMT	5.00%	12/01/31	$1,090,238
930,000	Wayne Cnty MI Arpt Auth Rev, Ser B, AMT	5.00%	12/01/38	984,930
				10,706,424
	Minnesota — 0.6%
1,380,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/35	1,441,063
525,000	MN St Agric & Econ Dev Brd Hlth Care Sys Rev Ref Fairview Hlth Svcs, Ser A (b)	5.00%	11/15/30	563,619
850,000	MN St Agric & Econ Dev Brd Hlth Care Sys Rev Ref Fairview Hlth Svcs, Ser A (b)	5.00%	11/15/31	920,712
150,000	MN St Hsg Fin Agy Sustainable Bond, Ser A	2.70%	07/01/29	149,179
275,000	MN St Hsg Fin Agy Sustainable Bond, Ser A	2.75%	01/01/30	273,053
				3,347,626
	Mississippi — 0.9%
675,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.00%	07/01/32	731,001
1,105,000	MS Busn Fin Corp MS Sol Wst Disp Fac & Wstwtr F Var MS Pwr Co Proj, First Ser, AMT (c)	3.50%	11/01/52	1,105,000
1,330,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser A (c)	3.40%	12/01/30	1,330,000
850,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser E (c)	3.40%	12/01/30	850,000
1,150,000	Warren Cnty MS Gulf Opportunity Zone Ref Intl Paper Co Proj Remk	4.00%	09/01/32	1,177,247
				5,193,248
	Missouri — 1.4%
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,064,322
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,000,304
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,042,116
760,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	768,394
500,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/29	521,542
485,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/30	508,877
650,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/28	650,829
1,485,000	Pettis Cnty MO Sch Dist Sedalia Lease Sedalia Sch Dist No 200 of Pettis Cnty, MO Proj, COPS	5.00%	04/15/29	1,566,981
450,000	Phelps Cnty MO Hosp Rev Phelps Hlth	5.00%	12/01/32	490,942
910,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg Sunset Hills, Ser A	5.50%	09/01/33	911,191
				8,525,498
	Montana — 0.4%
2,395,000	Forsyth MT Poll Control Rev Ref Northwestern Corp Colstrip Proj	3.88%	07/01/28	2,431,956
	Nebraska — 0.5%
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	1,052,507

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nebraska (Continued)
$1,500,000	Centrl Plains Energy Proj NE Gas Sply Rev, Subser A-1 (Mandatory put 08/01/31)	5.00%	08/01/55	$1,605,645
400,000	Muni Energy Agy of NE Ref, Ser A	5.00%	04/01/28	404,233
				3,062,385
	Nevada — 0.9%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AG	5.00%	06/15/31	126,480
235,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	235,209
905,000	Las Vegas NV Spl Impt Dist #812 Loc Impt Summerlin Vlg 24	5.00%	12/01/31	905,692
225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	224,683
100,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.50%	06/01/28	97,485
275,000	Las Vegas NV Spl Impt Dist #819 Summerlin Vlg 30A	4.50%	06/01/29	282,943
100,000	Las Vegas NV Spl Impt Dist #819 Summerlin Vlg 30A	4.00%	06/01/31	100,740
355,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	355,172
2,000,000	NV St Hsg Div Var Carville Park Apartments (Mandatory put 07/01/27)	5.00%	07/01/28	2,044,987
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Sr Bond Legends at Sparks Marina	3.88%	06/15/28	1,004,140
				5,377,531
	New Hampshire — 1.0%
1,175,000	Natl Fin Auth NH Pollution Control Rev Ref NY St Elec & Gas Corp Proj, Ser A, AMT	4.00%	12/01/28	1,190,735
1,100,000	Natl Fin Auth NH Rev Winston Salem Sustainable Energy Partners, Ser A	5.00%	06/01/31	1,187,577
2,000,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A- 3, AMT (Mandatory put 07/01/26)	4.00%	07/01/33	2,001,022
700,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (a)	5.38%	12/01/31	699,493
1,000,000	Natl Fin Auth NH Spl Rev Provence Proj, CABS (a)	(d)	12/01/31	694,583
300,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/31	328,206
				6,101,616
	New Jersey — 1.2%
2,000,000	NJ St	2.00%	06/01/29	1,921,029
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	586,088
2,000,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (a)	5.25%	09/01/26	2,015,400
1,500,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	1,509,094
965,000	NJ St Hlth Care Facs Fing Auth Rev Ref RWJ Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	968,504
				7,000,115
	New Mexico — 1.0%
2,770,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,815,916
3,180,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	3,381,643
				6,197,559
	New York — 5.5%
2,000,000	Build NYC Res Corp NY Rev Riverspring Hlth Sr Living Inc Proj Temps 50, Ser B-4	5.00%	12/15/31	1,988,667

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	$2,031,559
875,000	Fulton NY City Sch Dist, BANS	4.25%	07/10/26	877,408
285,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	283,185
2,260,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	2,260,773
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Var Sustainable Bond, Ser B-2 (Mandatory put 07/02/29)	3.95%	11/01/64	2,032,757
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (c)	3.40%	06/15/50	1,000,000
3,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Var 2nd Gen Resolution, Subser BB-1 (c)	3.45%	06/15/44	3,500,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	347,782
3,000,000	New York NY Adjustable Fiscal 2020, Subser B-3 (c)	3.50%	10/01/46	3,000,000
500,000	Newark Vly NY Centrl Sch Dist, Ser A, BANS	4.00%	06/26/26	500,870
800,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	824,250
2,000,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj R-1 Remk, AMT (Mandatory put 09/03/30) (a)	4.25%	09/01/50	2,029,188
3,125,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th Street Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	3,143,054
300,000	NY St Hsg Fin Agy Affordable Hsg Rev Var Hsg 160 W 62nd Street Remk, Ser A-2 (Mandatory put 04/01/32)	3.60%	11/01/44	302,549
500,000	NY St Hsg Fin Agy St Personal Income Tax Rev Var Sustainable Bonds, Ser A-2 (Mandatory put 12/15/30)	3.45%	06/15/54	504,385
50,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	50,814
2,315,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	01/01/32	2,370,015
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	1,044,940
105,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	104,799
560,000	Port Auth of NY & NJ NY Consolidated Bonds, Ser 214, AMT	5.00%	09/01/32	594,440
2,030,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/34	2,088,219
2,000,000	Port Auth of NY & NJ NY Ref, Ser 249, AMT	5.00%	10/15/31	2,190,208
				33,069,862
	North Carolina — 3.1%
400,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser D (Mandatory put 06/15/27)	3.63%	01/15/48	403,116
1,000,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Ref Atrium Hlth, Ser E (c)	3.40%	01/15/42	1,000,000
1,500,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Ref Carolina Remk, Ser C (c)	3.40%	01/15/37	1,500,000
1,080,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/27	1,106,171
250,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/30	256,837
1,125,000	Charlotte NC Arpt Rev, Ser B, AMT	5.00%	07/01/30	1,211,925
2,800,000	NC St Hsg Fin Agy Mf Hsg Rev Var Fitch Irick Portfolio (Mandatory put 04/01/28)	5.00%	04/01/29	2,906,437

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$375,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/29	$380,394
1,000,000	NC St Med Care Commn Hlth Care Facs Rev Var Duke Univ Hlth Sys, Ser B (Mandatory put 06/04/30)	5.00%	06/01/55	1,072,325
2,010,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj Temps 70, Ser B-3	3.45%	11/01/30	2,001,281
680,000	NC St Med Care Commn Retmnt Facs Rev First Mtge Twin Lakes Cmnty Temps 50, Ser B-2	3.90%	01/01/29	680,349
1,090,000	NC St Med Care Commn Retmnt Facs Rev Temps 50 Penick Vlg Proj, Ser B-3	4.25%	09/01/28	1,092,358
1,250,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj Temps 70, Ser B-2	3.63%	10/01/30	1,253,454
95,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024B-2 (Temps-50)	3.75%	10/01/28	95,028
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	180,119
1,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,525,030
1,580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,604,967
				18,269,791
	North Dakota — 0.3%
2,000,000	Cass Cnty ND Jt Wtr Res Dist Ref and Impt, Ser A	3.45%	04/01/27	2,000,337
	Ohio — 2.3%
800,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/31	843,214
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 08/01/30)	5.00%	02/01/55	1,060,754
325,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/30	348,027
350,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/31	378,272
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	960,703
4,765,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	4,805,849
765,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	772,225
1,770,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	1,830,294
2,000,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (c)	3.35%	01/15/51	2,000,000
1,000,000	OH St Hsg Fin Agy Mf Hsg Rev Var Tylers Creek Apt Proj (Mandatory put 02/01/30)	3.15%	01/01/44	999,754
				13,999,092
	Oklahoma — 0.8%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Schs Proj	5.00%	09/01/27	1,541,254
1,000,000	McClain Cnty OK Indep Sch Dist #1 New Castle Comb Purp	5.00%	07/01/26	1,003,224
270,000	OK St Hsg Fin Agy Sf Mtge Rev Ref Homeownership Loan Prog, Ser A	2.75%	03/01/29	269,122
285,000	OK St Hsg Fin Agy Sf Mtge Rev Ref Homeownership Loan Prog, Ser A	2.75%	09/01/29	283,743
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	302,326

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma (Continued)
$375,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Schs Proj	5.00%	09/01/30	$403,928
835,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Schs Proj	5.00%	09/01/31	909,690
				4,713,287
	Oregon — 0.8%
660,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.00%	08/01/31	712,408
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	266,814
1,250,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/34	1,309,699
2,000,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,002,284
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	4.00%	05/15/29	262,905
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	100,192
				4,654,302
	Pennsylvania — 4.1%
1,200,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser B-2	3.60%	06/01/29	1,200,232
3,000,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/35	3,092,032
450,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	453,327
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,007,245
2,450,000	Lehigh Cnty PA Indl Dev Auth Ref PPL Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,450,784
2,000,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Constellation Energy Genration LLC Proj Ref, Ser B	4.10%	06/01/29	2,062,348
500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 07/15/26)	2.95%	04/01/49	499,781
2,060,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 07/01/27)	4.25%	07/01/41	2,081,196
1,400,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 08/03/26)	3.88%	08/01/38	1,401,960
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,226,290
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	408,608
1,380,000	PA St Turnpike Commn Turnpike Rev Ref Mtr License Fund Enh Trn Pke Subord	5.00%	12/01/30	1,397,920
415,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	418,957
2,370,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT	5.00%	07/01/32	2,566,634
560,000	Philadelphia PA Arpt Rev Ref Priv Activity, Ser B, AMT	5.00%	07/01/31	607,858
865,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	873,013
830,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/33	837,404
				24,585,589
	Puerto Rico — 0.0%
234,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	225,570
	South Carolina — 1.6%
250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	248,878

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$2,320,000	SC Jobs Econ Dev Auth Envrnmntl Impt Rev Ref Intl Paper Co Proj Remk, Ser A, AMT	3.95%	04/01/33	$2,313,365
450,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	449,494
2,250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser B-3	4.00%	12/01/30	2,255,871
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/27	255,126
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/28	257,972
200,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/29	208,151
225,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/30	235,410
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/31	262,969
1,250,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Var Ref Bon Secours Mercy Hlth Inc, Ser B-1 (Mandatory put 11/01/30)	5.00%	11/01/55	1,367,502
1,565,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Var Ref Bon Secours Mercy Hlth Inc, Ser B-2 (Mandatory put 11/01/32)	5.00%	11/01/49	1,754,909
				9,609,647
	South Dakota — 0.3%
1,005,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/31	1,092,662
440,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/32	482,561
				1,575,223
	Tennessee — 2.7%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	364,047
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/31	1,083,043
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var Trinity Flats Apartments Remk, Ser B (Mandatory put 07/01/28)	3.65%	10/01/46	1,008,407
1,500,000	Met Nashville TN Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/36	1,577,319
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	460,330
2,260,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 12/01/29)	5.00%	10/01/54	2,384,879
1,490,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Non Ace Issue 1C, AMT	3.65%	07/01/30	1,490,278
250,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Ref Sustainable Bond, Ser 1 (b)	3.00%	07/01/30	249,978
230,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Ref Sustainable Bonds, Ser 2-A	3.40%	01/01/31	229,336
210,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Ref Sustainable Bonds, Ser 2-A	3.45%	07/01/31	209,878
1,750,000	TN St Energy Acq Corp Gas Rev Gas Proj, Ser A	5.00%	11/01/33	1,870,368
1,500,000	TN St Energy Acq Corp Gas Rev Gas Proj, Ser A	5.00%	11/01/34	1,604,421
1,000,000	TN St Energy Acq Corp Gas Rev Ref, Ser A	5.00%	12/01/32	1,063,704

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$2,500,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	$2,573,669
140,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	140,890
				16,310,547
	Texas — 9.3%
750,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (a)	5.00%	06/15/30	770,821
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	252,191
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	154,042
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	156,967
300,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AG	5.00%	09/01/27	307,854
315,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AG	5.00%	09/01/29	332,515
1,135,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	1,135,943
25,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	24,887
104,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	103,959
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	518,070
2,500,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.00%	11/01/31	2,725,976
700,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (a)	4.25%	12/31/30	697,127
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	287,509
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	303,031
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	845,523
670,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch/Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/29	708,123
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	538,600
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	632,931
1,500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Var Baylor Clg of Medicine, Ser A (Mandatory put 05/15/32)	5.00%	11/15/54	1,612,587
710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser A	5.00%	07/01/29	758,967
400,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/31	440,793
750,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	767,217
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.00%	07/01/27	1,876,913
1,125,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.00%	07/01/31	1,225,619
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,015,914
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	914,323
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	208,779
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	318,252
1,800,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B, AMT	5.25%	07/15/33	1,915,379
2,415,000	Houston TX Util Sys Rev Ref Subord First Lien, Ser B	4.00%	11/15/31	2,424,190
715,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	718,142

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	$705,568
360,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	360,306
443,000	Lowry Crossing TX Spl Assmnt Rev Simpson Road Pub Impt Dist Proj (a)	4.25%	09/15/30	448,160
2,000,000	Matagorda Cnty TX Nav Dist #1 Ref Central Pwr & Light Co Proj Remk, AMT	4.25%	05/01/30	2,049,505
2,250,000	Mesquite TX Hsg Fin Corp Var Palladium Carver Living (Mandatory put 08/01/27)	3.35%	08/01/29	2,254,999
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/26)	2.88%	07/01/40	999,556
650,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/03/26)	3.00%	05/01/50	650,000
1,125,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Sustainable Bonds Graphic Packaging Inter LLC Proj, AMT (Mandatory put 06/01/30)	5.00%	12/01/64	1,172,027
100,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	99,702
550,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/27	559,004
600,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/30	627,300
640,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.00%	01/01/29	662,246
1,115,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.00%	01/01/32	1,174,449
1,800,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Var Children’s Hlth Sys of TX, Ser C (c)	3.40%	08/01/55	1,800,000
200,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt Dt Impt Area #1 Proj (a)	4.70%	09/15/31	201,426
975,000	Port Houston TX Auth Ref, Ser A, AMT	5.00%	10/01/34	1,014,090
250,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area #3 Proj (a)	4.25%	09/01/31	253,469
300,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area No 4 Proj (a)	4.25%	09/01/30	302,573
310,000	Rockwall Cnty TX Muni Util Dist #8, AG	6.75%	10/01/35	340,560
2,075,000	San Antonio TX Hsg Trust Pub Fac Corp Mf Hsg Rev Var Palladium San Antonio (Mandatory put 07/01/27)	3.45%	07/01/29	2,085,339
1,340,000	Southmost TX Regl Wtr Auth Wtr Sply Contract Rev Ref Desalination Plant Proj, BAM	4.00%	09/01/28	1,355,514
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,000,791
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	680,538
300,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Christus Hlth, Ser B	5.00%	07/01/30	324,892
950,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/30	1,008,140
995,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/31	1,065,117
1,840,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,854,060
500,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref	5.00%	09/01/28	510,802

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,690,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	$2,845,828
900,000	TX St Muni Pwr Agy Rev Ref, AG	3.00%	09/01/30	891,037
340,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/30	366,708
355,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/31	387,311
375,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/32	412,820
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	759,307
				55,916,288
	Utah — 2.1%
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	652,184
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,330,690
700,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	730,275
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/29	1,041,370
5,000,000	UT Cnty UT Hosp Rev IHC Hlth Svcs Inc, Ser C (c)	3.35%	05/15/58	5,000,000
1,000,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/30	1,036,895
625,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/31	647,492
2,000,000	UT St Hsg Corp Mf Rev Var Silos On 500 (Mandatory put 08/01/27)	3.70%	08/01/43	2,004,556
				12,443,462
	Vermont — 0.3%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	100,976
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Draw Down Casella Wste Sys Inc Proj, Ser A-2, AMT (Mandatory put 06/01/32) (a)	4.38%	06/01/52	1,027,127
700,000	VT St Hsg Fin Agy Non Ace, Ser B	3.75%	11/01/32	696,923
				1,825,026
	Virginia — 1.6%
2,500,000	Fairfax Cnty VA Redev & Hsg Auth Mf Hsg Rev Var Dominion Square N Proj (Mandatory put 01/01/28)	5.00%	01/01/45	2,555,159
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	612,714
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	1,008,730
2,000,000	Richmond VA Redev & Hsg Auth Mf Rev Var Walmsley Gardens (Mandatory put 09/01/28)	3.45%	09/01/46	2,013,161
535,000	VA St Pub Bldg Auth Pub Facs Rev, Ser B, AMT	5.00%	08/01/33	562,394
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	07/01/38	1,046,480
1,550,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Temps 50SM Westminster Canterbury on Chesapeake Bay, Ser B-3	5.38%	09/01/29	1,558,591
				9,357,229
	Washington — 0.6%
120,000	Energy NW WA Elec Rev Ref Proj 1, Ser A	5.00%	07/01/26	120,452
1,500,000	Port of Seattle WA Rev Intermediate Lien, Ser B, AMT	5.00%	10/01/31	1,637,232
1,000,000	Port of Seattle WA Rev Intermediate Lien, Ser D, AMT	5.00%	05/01/27	1,020,455
500,000	Port of Seattle WA Rev Ref 1st Lien, Ser B, AMT	5.00%	10/01/28	502,224
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	102,817

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$125,000	WA St Hsg Fin Commn Mf Hsg Rev Var Creekside Vlg on Vashon Apartments Proj (Mandatory put 10/01/27)	2.70%	04/01/44	$123,875
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	356,095
				3,863,150
	West Virginia — 0.7%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Amos Proj Remk, Ser A, AMT (Mandatory put 09/01/28)	3.30%	01/01/41	1,007,584
2,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Appalachian Pwr Comp Amos Proj Remk, Ser B (Mandatory put 06/01/28)	3.70%	12/01/42	2,037,502
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Appalachian Pwr Co Remk, Ser 2015A (Mandatory put 06/15/28)	3.38%	03/01/40	1,010,011
				4,055,097
	Wisconsin — 2.3%
1,750,000	Pub Fin Auth WI Edu Rev Pinecrest Acdmy NV Pinecrest Acdmy Springs Cmps, Ser A (a)	4.00%	07/15/33	1,739,944
335,000	Pub Fin Auth WI Eductnl Fac Rev Ref Lindenwood Edu Sys	5.00%	06/01/28	343,634
430,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	440,818
125,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	3.00%	12/01/26	123,317
4,280,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Energy Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	4,281,206
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	333,895
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/31	404,068
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/32	402,748
1,655,000	Pub Fin Auth WI Sol Wst Disp Rev Ref Wst Mgmt Inc Proj, Ser A-2, AMT	2.88%	05/01/27	1,644,248
400,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/30	424,900
270,000	WI St Hlth & Eductnl Facs Auth Rev Ref Benevolent Corp Cedar Cmnty	5.00%	06/01/30	283,718
280,000	WI St Hlth & Eductnl Facs Auth Rev Ref Benevolent Corp Cedar Cmnty	5.00%	06/01/31	296,349
1,205,000	WI St Hlth & Eductnl Facs Auth Rev Ref Benevolent Corp Cedar Cmnty Proj	5.00%	06/01/28	1,231,245
1,510,000	WI St Hlth & Eductnl Facs Auth Rev Ref Benevolent Corp Cedar Cmnty Proj	5.00%	06/01/37	1,542,888
				13,492,978
	Wyoming — 0.2%
250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	250,420
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	832,293
				1,082,713

	Total Investments — 98.7%			591,081,433
	(Cost $587,968,588)
	Net Other Assets and Liabilities — 1.3%			8,033,057
	Net Assets — 100.0%			$599,114,490

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $32,681,939 or 5.5% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date.
(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(d)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$591,081,433	$—	$591,081,433	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 102.5%
	Alabama — 5.3%
$550,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	$551,916
1,725,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,733,180
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	1,004,800
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser A	5.00%	12/01/27	511,095
850,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser D	5.00%	08/01/26	853,445
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser D	5.00%	08/01/27	1,019,927
350,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	07/01/27	356,096
700,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F	5.00%	06/01/27	709,967
800,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F	5.00%	12/01/27	820,735
500,000	SE Energy Auth AL Cooperative, Ser B	5.00%	07/01/26	500,599
500,000	SE Energy Auth AL Cooperative, Ser B	5.00%	01/01/27	502,548
330,000	SE Energy Auth AL Cooperative, Ser C	5.00%	08/01/26	331,504
555,000	SE Energy Auth AL Cooperative, Ser C	5.00%	02/01/27	562,577
685,000	SE Energy Auth AL Cooperative, Ser E	5.00%	10/01/27	702,938
2,000,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (a)	3.53%	08/01/63	2,000,000
				12,161,327
	California — 3.5%
1,000,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passanger Rail Proj, Ser C, AMT (Mandatory put 11/02/26) (b)	3.50%	01/01/65	999,803
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 10/01/26)	2.95%	07/01/41	1,498,947
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/26)	3.25%	07/01/51	1,499,469
750,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 08/17/26) (b)	2.88%	07/01/43	748,843
1,790,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt P3 Proj, Ser C, AMT	5.00%	05/15/27	1,832,113
1,500,000	Los Angeles CA Trans	5.00%	06/25/26	1,505,221
				8,084,396
	Colorado — 3.3%
1,000,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora	5.50%	12/01/26	1,017,132
245,000	CO St Hlth Facs Auth Rev Ref Christian Living Cmntys Obligated Grp (c)	5.00%	01/01/27	247,714
465,000	CO St Hlth Facs Auth Rev Ref Christian Living Cmntys Obligated Grp (c)	5.00%	01/01/28	479,042
250,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/26	252,170
255,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/27	258,861
1,460,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/26	1,476,139
500,000	Denver City & Cnty CO Sch Dist #1, Ser A	5.00%	12/01/26	507,041
1,600,000	Maiker Hsg Partners CO Mf Hsg Rev Var Overlook at Thorton Remk (Mandatory put 11/01/26)	2.75%	05/01/42	1,599,754
660,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr Ref, AG	5.00%	12/01/26	667,909
1,000,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr Ref, AG	5.00%	12/01/27	1,035,007
				7,540,769

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut — 0.5%
$1,250,000	Hartford CT Spl Oblig Ref	5.00%	07/15/26	$1,256,167
	Delaware — 0.2%
400,000	DE St Hlth Facs Auth Rev Christiana Care Hlth Sys Obligated Grp	5.00%	10/01/26	403,734
	District of Columbia — 2.1%
1,145,000	Dist of Columbia Hsg Fin Agy Mf Hsg Rev Var Parcel 42 Apartments Proj Remk (Mandatory put 09/01/26)	2.88%	09/01/41	1,143,932
1,000,000	Dist of Columbia Hsg Fin Agy Mf Hsg Rev Var Paxton Proj Remk (Mandatory put 06/01/26)	3.35%	09/01/40	1,000,526
1,500,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	1,512,753
1,200,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	1,210,202
				4,867,413
	Florida — 8.3%
1,500,000	Brevard Cnty FL Hsg Fin Auth Mf Hsg Var Emerald Place Apartments (Mandatory put 02/01/27)	3.30%	02/01/28	1,502,963
525,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/27	537,427
1,675,000	Broward Cnty FL Sch Dist, TANS	4.00%	06/25/26	1,677,770
250,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/27	256,840
1,000,000	FL St Mid Bay Bridge Auth Ref First Sr Lien, AG	5.00%	10/01/26	1,008,168
645,000	FL St Muni Pwr Agy Ref All Requirements Pwr Sply Proj, Ser A	5.00%	10/01/26	650,726
1,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT (Pre- refunded maturity 10/01/26)	5.00%	10/01/41	1,008,919
695,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AG	5.00%	05/01/27	708,250
500,000	Lakeland FL Capital Impt Rev Ref, Ser A	5.00%	10/01/26	504,689
2,690,000	Miami-Dade Cnty FL Sch Brd Ref, Ser A, COPS	5.00%	05/01/26	2,690,000
1,250,000	Miami-Dade Cnty FL Sch Brd Ref, Ser A, COPS (c)	5.00%	02/01/27	1,269,251
2,000,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref, Ser B	5.00%	10/01/26	2,019,090
1,000,000	Palm Beach Cnty FL Hsg Fin Auth Mf Hsg Rev Everglade Townhomes Remk	2.80%	02/01/27	996,415
750,000	Palm Beach Cnty FL Sch Brd Ref, Ser A, COPS	5.00%	08/01/26	753,872
865,000	Pasco Cnty FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A, AG	5.25%	09/01/26	871,835
1,000,000	Pasco Cnty FL Sch Brd Ref, Ser A, COPS (c)	5.00%	08/01/27	1,027,493
750,000	Polk Cnty FL Pub Facs Rev Ref	5.00%	12/01/26	760,386
500,000	Seminole Cnty FL Sch Dist Sales Tax Rev, AG	5.00%	10/01/26	504,919
130,000	Triple Creek FL CDD Spl Assmnt Vlgs N&P Proj	2.50%	11/01/26	128,942
				18,877,955
	Georgia — 1.6%
400,000	Atlanta GA Arpt Rev, Ser C, AMT	5.00%	07/01/27	409,832
1,500,000	Columbus GA Med Ctr Hosp Auth Var Piedmont Hlthcare Inc Proj, Ser A (Mandatory put 07/01/26)	5.00%	07/01/54	1,502,487
135,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/26	135,996
1,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,504,082
				3,552,397
	Idaho — 0.4%
1,000,000	ID St Hlth Facs Auth Hosp Rev Var Che Trinity Hlth Credit Grp Remk, Ser ID (Mandatory put 08/03/26)	2.63%	12/01/48	1,000,000

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois — 5.7%
$1,000,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.00%	01/01/27	$1,013,807
1,400,000	Cook Cnty IL High Sch Dist #207 Maine Twp, Ser A	5.00%	12/01/26	1,417,347
800,000	Cook Cnty IL Sales Tax Rev Ref	5.00%	11/15/27	828,440
1,175,000	DuPage Cnty IL Forest Preserve Dist	5.00%	11/01/26	1,187,978
1,500,000	IL St Fin Auth Rev Prerefunded Ref Ascension Hlth Credit Grp, Ser C (Pre-refunded maturity 02/15/27)	4.00%	02/15/36	1,514,749
1,500,000	IL St Sales Tax Rev, Subser A	5.00%	06/15/27	1,532,973
1,000,000	IL St, Ser A	5.00%	12/01/26	1,012,419
1,500,000	IL St, Ser B	5.00%	12/01/26	1,518,628
1,500,000	IL St, Ser B	5.25%	09/01/27	1,546,893
1,115,000	Lemont IL Fire Prot Dist	5.00%	12/30/26	1,131,364
425,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/26	425,000
				13,129,598
	Indiana — 4.6%
1,575,000	Fort Wayne IN Cmnty Schs	5.00%	01/15/27	1,598,500
350,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.00%	09/01/26	352,161
1,565,000	IN St Fin Auth Econ Dev Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 06/01/26)	2.90%	05/01/28	1,564,629
500,000	IN St Fin Auth Rev Ref Ascension Sr Credit Grp, Ser A-1	5.00%	11/15/27	516,320
1,000,000	IN St Muni Pwr Agy Ref, Ser A, AG	5.00%	01/01/27	1,015,606
1,250,000	Indianapolis IN Loc Pub Impt Bond Bank Ref, Ser A	5.00%	06/01/26	1,252,016
500,000	N W Allen Cnty IN Schs	5.00%	07/15/26	502,040
625,000	N W Allen Cnty IN Schs	5.00%	01/15/27	634,193
1,500,000	Perry Twp IN Schs Marion Cnty	5.00%	01/15/27	1,524,390
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,502,813
				10,462,668
	Iowa — 0.8%
1,735,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,745,075
	Kansas — 0.7%
1,500,000	Olathe KS Temp Nts, Ser A	5.00%	09/01/26	1,511,263
	Kentucky — 1.3%
375,000	KY St Property & Bldgs Commn Rev Proj #133, Ser A	5.00%	09/01/26	377,755
275,000	KY St Property & Bldgs Commn Rev Ref Proj #133, Ser B	5.00%	09/01/26	277,021
615,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/26	617,307
1,750,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,768,059
				3,040,142
	Louisiana — 0.5%
1,110,000	Regl Transit Auth LA Sales Tax Rev Ref, Ser A, AG	5.00%	01/01/27	1,126,804
	Maryland — 2.4%
600,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Medstar Hlth Issue, Ser A	5.00%	08/15/26	603,840
535,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Medstar Hlth Issue, Ser A	5.00%	08/15/27	550,929
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Medstar Hlth Issue, Ser C	5.00%	08/15/27	1,029,774
1,780,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Meritus Hlth Issue	5.00%	07/01/27	1,825,408

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$400,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref The Johns Hopkins Hlth Sys Issue, Ser A	5.00%	05/15/26	$400,343
300,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref The Johns Hopkins Hlth Sys Issue, Ser A	5.00%	05/15/27	307,245
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/26	752,609
				5,470,148
	Massachusetts — 4.4%
1,500,000	Fall River MA, BANS	4.00%	01/29/27	1,513,501
1,000,000	Hudson MA, BANS	5.00%	06/11/26	1,001,086
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.00%	07/01/26	1,002,413
1,000,000	MA St Dev Fin Agy Rev Ref Beth Israel Lahey Hlth Issue, Ser N, AG	5.00%	07/01/27	1,026,324
450,000	MA St Dev Fin Agy Rev Ref Emerson Clg Issue	5.00%	01/01/27	454,127
2,000,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/27	2,047,304
1,500,000	Peabody MA, BANS	4.00%	07/10/26	1,503,318
1,500,000	Quincy MA, BANS	5.00%	07/24/26	1,507,513
				10,055,586
	Michigan — 4.0%
750,000	Grand Rapids MI Wtr Sply Sys Rev Ref	5.00%	01/01/27	761,454
1,250,000	MI St Fin Auth Rev Nts, Ser A-2	5.00%	08/20/26	1,258,134
1,000,000	MI St Fin Auth Rev Ref Pub Lighting Auth Ref Loc Proj, Ser A, BAM	5.00%	07/01/27	1,025,743
1,000,000	MI St Fin Auth Rev Var Hosp Che Trinity Hlth Cr Grp Remk, Ser MI-1 (Mandatory put 06/01/26)	2.40%	12/01/34	1,000,000
1,115,000	MI St Hosp Fin Auth Ref Bronson Hlthcare Grp Inc, Ser A	5.00%	05/15/27	1,140,770
680,000	MI St Hosp Fin Auth Ref Bronson Hlthcare Grp Inc, Ser B	5.00%	05/15/27	695,716
1,000,000	MI St Hsg Dev Auth Mf Hsg Rev Var Countryside Townhouses (Mandatory put 05/01/27)	2.92%	05/01/29	997,658
1,500,000	MI St Hsg Dev Auth Sf Mtge Rev, Ser A	2.80%	12/01/27	1,498,723
655,000	Stockbridge MI Cmnty Schs Ref, Ser I (c)	5.00%	05/01/27	671,304
				9,049,502
	Minnesota — 0.8%
385,000	MN St Agric & Econ Dev Brd Hlth Care Sys Rev Ref Fairview Hlth Svcs, Ser A (c)	5.00%	11/15/27	396,505
500,000	MN St Hsg Fin Agy, Ser C	4.00%	02/01/27	501,053
1,000,000	Saint Cloud MN Hlth Care Rev Ref Centracare Hlth Sys (c)	5.00%	05/01/27	1,020,993
				1,918,551
	Missouri — 3.2%
855,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth Obligated Grp, Ser B	5.00%	11/15/26	864,270
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth Obligated Grp, Ser B	5.00%	11/15/27	1,031,570
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Var Ref BJC Hlth Sys, Ser B (Mandatory put 05/01/26)	4.00%	05/01/51	1,200,000
1,750,000	MO St Hwy & Transprtn Commn St Road Rev Third Lien St Road Bonds, Ser A	5.00%	05/01/26	1,750,000
1,500,000	MO St Pub Utils Commn Rev Ref Interim Constr Nts	4.00%	10/01/27	1,517,147
1,000,000	Saint Louis MO Arpt Rev Ref St Louis Lambert Intl Arpt, Ser C	5.00%	07/01/26	1,003,343
				7,366,330

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nebraska — 0.9%
$1,000,000	McCook NE, BANS	4.50%	09/01/27	$1,005,948
1,000,000	Omaha NE Pub Facs Corp Lease Rev Ref, Ser B	5.00%	04/15/27	1,023,506
				2,029,454
	Nevada — 0.5%
1,100,000	Clark Cnty NV Arpt Rev Ref Subord, Ser A	5.00%	07/01/26	1,103,547
	New Hampshire — 1.5%
3,500,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A- 3, AMT (Mandatory put 07/01/26)	4.00%	07/01/33	3,501,788
	New Jersey — 5.1%
1,000,000	Bergen Cnty NJ Impt Auth Nts Cnty Guaranteed Governmental Pooled Proj, Ser A	4.00%	05/21/26	1,000,672
1,000,000	Hudson Cnty NJ Impt Auth Nts Loc Unit Loan Prog, Ser B-1	4.00%	06/24/26	1,001,489
1,000,000	Jersey City NJ Muni Utils Auth Wtr Proj Nts Ser A	4.00%	04/30/27	1,013,783
1,500,000	Jersey City NJ Redev Agy Nts Bayfront Redev Proj, Ser A	5.00%	12/09/26	1,520,725
1,250,000	Metuchen NJ, Ser A, BANS	4.00%	07/07/26	1,252,845
1,205,000	Newark NJ Ref, Ser A	5.00%	07/15/27	1,233,745
1,000,000	NJ St Covid-19 GO Emergency Bonds, Ser A	5.00%	06/01/26	1,001,851
2,000,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (b)	5.25%	09/01/26	2,015,400
1,500,000	Voorhees Twp NJ, Ser A, BANS	4.00%	09/17/26	1,506,727
				11,547,237
	New Mexico — 0.7%
1,000,000	NM Fin Auth Rev Subord Pub Proj, Ser C	5.00%	12/15/26	1,015,040
475,000	NM St Muni Energy Acq Auth Gas Sply Ref	5.00%	05/01/26	475,000
				1,490,040
	New York — 5.3%
1,008,317	Amherst NY Centrl Sch Dist, BANS	4.00%	08/05/26	1,011,813
1,500,000	Heuvelton NY Centrl Sch Dist, BANS	4.00%	06/18/26	1,502,119
1,030,000	Met Transprtn Auth NY Rev Ref Climate Bond Certified Sustainable, Ser B	5.00%	11/15/26	1,042,939
1,357,020	N Syracuse NY Centrl Sch Dist, Ser A, BANS	4.00%	07/31/26	1,360,898
1,250,000	NY St Dorm Auth Revs Non St Supported Debt Northwell Hlth Obligated Grp, Ser B-3 (Mandatory put 05/01/26)	5.00%	05/01/48	1,250,000
1,250,000	NY St Dorm Auth Revs Non St Supported Debt Sch Districts Rev Bond Fing Prog, Ser A	5.00%	10/01/26	1,262,715
375,000	Port Auth of NY & NJ NY Ref, Ser 242, AMT	5.00%	12/01/26	379,974
1,500,000	Selkirk Fire Dist NY, BANS	4.25%	08/28/26	1,507,188
1,500,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser B-1, BANS	5.00%	03/15/27	1,530,766
1,250,000	Waterloo NY Centrl Sch Dist, BANS	3.75%	07/30/26	1,253,137
				12,101,549
	North Carolina — 2.6%
1,000,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser B (Mandatory put 06/15/27)	3.25%	01/15/50	1,003,682
1,500,000	Cumberland Cnty NC Indl Facs & Poll Control Fing Auth Sol WS Var Proj Aero Remk, AMT (Mandatory put 12/01/26)	3.13%	12/01/27	1,497,705
1,500,000	NC St Grant Anticipation Rev Ref, GARVEE	5.00%	03/01/27	1,529,471
1,490,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/26	1,490,000
400,000	Sampson Cnty NC Ltd Oblig Ref	5.00%	12/01/27	413,688
				5,934,546

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio — 6.7%
$1,810,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/26	$1,819,026
385,000	Franklin Cnty OH Hosp Facs Rev Nationwide Childrens Hosp Ref, Ser A	5.00%	11/01/26	389,310
300,000	Franklin Cnty OH Hosp Facs Rev Nationwide Childrens Hosp Ref, Ser A	5.00%	11/01/27	310,258
280,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/27	282,565
300,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/28	306,899
1,500,000	Hamilton Cnty OH Sales Tax Paycor Stadium Impt Proj Subord, BANS	5.00%	12/01/26	1,519,622
1,750,000	Huber Heights OH, BANS	5.00%	06/25/26	1,754,631
1,440,000	Lakewood OH Nts	4.00%	04/07/27	1,450,790
600,000	Milford OH Exempt Vlg Sch Dist Ref	5.00%	12/01/26	607,784
340,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/26	342,020
1,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Ref Remk, Ser 2014-D	3.20%	05/01/26	1,500,000
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	2,017,146
2,000,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	3.35%	01/15/51	2,000,000
1,000,000	OH St Hsg Fin Agy Mf Hsg Rev Var Shevchenko Manor Proj, Ser B (Mandatory put 06/01/26)	5.00%	06/01/27	1,001,698
				15,301,749
	Oklahoma — 0.4%
750,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Owasso Pub Sch Proj	5.00%	09/01/26	754,883
250,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Owasso Pub Sch Proj	5.00%	09/01/27	256,776
				1,011,659
	Oregon — 0.5%
1,000,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/27	1,027,975
	Pennsylvania — 3.3%
1,310,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/26	1,312,469
500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 07/15/26)	2.95%	04/01/49	499,781
1,000,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 08/03/26)	3.00%	08/01/45	1,000,000
1,115,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser A	5.00%	12/15/27	1,151,592
400,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/27	406,952
1,045,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/27	1,068,990
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1120, AG (a) (b)	3.47%	10/01/26	2,000,000
				7,439,784
	Rhode Island — 1.2%
1,500,000	Bristol Warren RI Regl Sch Dist, Ser 1, BANS	5.00%	06/04/26	1,502,804
1,250,000	S Kingstown RI, Ser 1, BANS	4.00%	06/25/26	1,252,206
				2,755,010
	South Carolina — 1.0%
400,000	Rock Hill SC Util Sys Rev Ref	5.00%	01/01/27	405,816

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$375,000	Rock Hill SC Util Sys Rev Ref	5.00%	01/01/28	$388,954
1,500,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Prisma Hlth Obligated Grp, Ser A	5.00%	05/01/26	1,500,000
				2,294,770
	South Dakota — 0.7%
1,045,000	SD St Hlth & Eductnl Facs Auth Ref Vocational Edu Prog	5.00%	08/01/26	1,050,660
475,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/26	477,885
				1,528,545
	Tennessee — 1.3%
1,570,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/26	1,577,869
1,500,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var Parkwood Villa Apts (Mandatory put 12/01/27)	3.15%	12/01/42	1,502,349
				3,080,218
	Texas — 10.5%
255,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/26	257,614
380,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/27	391,475
1,500,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	1,501,246
2,000,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.00%	11/01/27	2,059,447
895,000	Eagle Mountain & Saginaw TX Indep Sch Dist Ref, Ser A	5.00%	08/15/26	901,119
550,000	El Paso TX Indep Sch Dist Ref, Ser B	5.00%	08/15/26	553,472
1,000,000	Harris Cnty Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AG	5.00%	11/15/26	1,011,433
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Ref Memorial Hermann Hlth Sys, Ser C-3 (Mandatory put 12/01/26)	5.00%	06/01/32	1,012,973
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,015,914
700,000	Kyle TX, AG	5.00%	08/15/26	704,582
1,000,000	Legacy Denton Pub Fac Corp Mf Hsg Rev Var Vintage Ranch Remk (Mandatory put 04/01/27)	2.96%	04/01/43	998,369
750,000	Lower CO River TX Auth Rev Ref, Ser A	5.00%	05/15/26	750,653
600,000	Lower CO River TX Auth Rev Ref, Ser A	5.00%	05/15/27	614,800
500,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj, Ser A	5.00%	05/15/27	512,334
2,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/26)	2.88%	07/01/40	1,999,113
850,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/03/26)	3.00%	05/01/50	850,000
2,000,000	N TX Tollway Auth Rev Ref Second Tier Bond Subord, Ser B	5.00%	01/01/27	2,029,345
600,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.00%	01/01/27	605,101
500,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.00%	01/01/28	511,091
460,000	San Antonio TX Elec & Gas Rev Ref, Ser B	5.00%	02/01/27	468,276
1,745,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosps of Dallas	5.00%	10/01/27	1,800,759
1,000,000	TX St Affordable Hsg Corp Mf Hsg Rev La Vista De Lopez Apartment Remk	2.80%	02/01/27	997,978
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Gulfway Manor (Mandatory put 08/01/26)	3.25%	08/01/28	1,000,272

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$415,000	TX St Muni Gas Acq & Sply Corp V Gas Sply Rev (c)	5.00%	04/01/27	$421,088
500,000	Upper Trinity TX Regl Wtr Dist Wtr Rev Ref, BAM	5.00%	08/01/26	502,695
530,000	Upper Trinity TX Regl Wtr Dist Wtr Rev Ref, BAM	5.00%	08/01/27	544,964
				24,016,113
	Utah — 1.0%
300,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.00%	06/01/27	307,166
2,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	2,006,720
				2,313,886
	Virginia — 1.6%
1,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Var Barcroft Charlie 2 and Barcroft Bravo 5 (Mandatory put 02/01/27)	3.10%	12/01/55	1,000,004
1,500,000	Richmond VA Redev & Hsg Auth Mf Rev Var Joyfield at German Sch Road (Mandatory put 12/01/26)	3.10%	12/01/55	1,500,027
1,085,000	VA Hsg Dev Auth Var, Ser G (Mandatory put 04/01/27)	3.13%	07/01/56	1,084,972
				3,585,003
	Washington — 0.9%
400,000	King Cnty WA Pub Hosp Dist #2 Evergreen Hlth	5.00%	12/01/27	413,562
1,000,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/27	1,020,455
650,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser A	5.00%	09/01/26	654,384
				2,088,401
	West Virginia — 0.7%
1,650,000	WV St Hsg Dev Fund Mf Hsg Rev Var Highlawn Place (Mandatory put 02/01/28)	2.88%	11/01/28	1,646,343
	Wisconsin — 2.5%
1,520,000	PMA Levy & Aid Antic Nts Prog WI Nts Anticipation Notes Prog, Ser B	5.00%	09/24/26	1,531,635
1,000,000	Pub Fin Auth WI Edu Rev Prerefunded NC Chrt Eductnl Fdtn Proj, Ser A (Pre-refunded maturity 06/15/26) (b)	5.00%	06/15/36	1,001,935
200,000	Pub Fin Auth WI Eductnl Fac Rev Ref Lindenwood Edu Sys	5.00%	06/01/27	202,677
750,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	5.00%	06/01/27	767,430
1,000,000	Racine WI Prom Nts	4.50%	03/15/27	1,001,158
700,000	W Bend WI Jt Sch Dist #1 Prom Nts	4.00%	10/01/26	703,600
600,000	W Bend WI Jt Sch Dist #1 Prom Nts	4.00%	04/01/27	607,232
				5,815,667

	Total Investments — 102.5%			234,233,109
	(Cost $234,366,789)
	Net Other Assets and Liabilities — (2.5)%			(5,702,788)
	Net Assets — 100.0%			$228,530,321

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $6,765,981 or 3.0% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
TANS	– Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$234,233,109	$—	$234,233,109	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
April 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.